NORTHERN LIGHTS FUND TRUST

August 8, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust – Altegris Macro Strategy Fund

               Diversified Risk Parity Fund

GPS Multiple Strategy Fund

Iron Horse Fund

Makefield Managed Futures Strategy Fund

Princeton Futures Strategy Fund

RPg Emerging Market Sector Rotation Fund

Tatro Capital Tactical Appreciation Fund

Post Effective Amendment No. 394 to the Registration Statement on Form N-1A

(File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of the Altegris Macro Strategy Fund, Diversified Risk Parity Fund, GPS Multiple Strategy Fund, Iron Horse Fund, Makefield Managed Futures Strategy Fund, Princeton Emerging Market Sector Rotation Fund and Tatro Capital Tactical Appreciation Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 394 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on July 30, 2012 (SEC Accession No 0000910472-12-002212).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash

                                                                            James P. Ash

Secretary

cc:   JoAnn M. Strasser, Esq.